Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash and Cash Equivalents

(a) Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash in banks and highly liquid instruments with original maturities of three months or less, primarily consisting of bank time deposits and investments in institutional money market funds. The carrying amounts approximate fair value due to the short-term nature of these items. Cash in bank accounts at times may exceed federally insured limits.

(a) Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash in banks and highly liquid instruments with original maturities of three months or less, primarily consisting of bank time deposits and investments in institutional money market funds. The carrying amounts approximate fair value due to the short-term nature of these items. Cash in bank accounts at times may exceed federally insured limits.

Accounts Receivable

(b) Accounts Receivable

Accounts receivable are carried at estimated net realizable value. Receivables deemed uncollectible are charged directly to expense. Trade credit is generally extended on a short-term basis, and therefore, accounts receivable do not bear interest, although a finance charge may be applied to such receivables that are past due. A valuation allowance is provided for those accounts for which collection is estimated as doubtful and uncollectible accounts are written off and charged against the allowance. In estimating the allowance, management considers, among other things, how recently and how frequently payments have been received and the financial position of the party. The Company did not deem any of its accounts receivables to be uncollectable as of September 30, 2014 or December 31, 2013.

The Company accrues revenue due to timing differences between the delivery of natural gas, natural gas liquids (NGLs), and crude oil and the receipt of a delivery statement. These revenues are recorded based upon volumetric data from the Company’s records and management’s estimates of the related commodity sales and transportation and compression fees which are, in turn, based upon applicable product prices. The Company had $23.9 million and $4.1 million of accrued revenues at September 30, 2014 and December 31, 2013, respectively, which were included in accounts receivable within the Company’s condensed consolidated balance sheets.

(b) Accounts Receivable

Accounts receivable are carried at estimated net realizable value. Receivables deemed uncollectible are charged directly to expense. Trade credit is generally extended on a short-term basis and therefore, accounts receivable do not bear interest, although a finance charge may be applied to such receivables that are past due. A valuation allowance is provided for those accounts for which collection is estimated as doubtful; uncollectible accounts are written off and charged against the allowance. In estimating the allowance, management considers, among other things, how recently and how frequently payments have been received and the financial position of the party. The Partnership did not deem any of its accounts receivable uncollectable as of December 31, 2013 or December 31, 2012.

The Partnership accrues unbilled revenue due to timing differences between the delivery of natural gas and crude oil and the receipt of a delivery statement. These revenues are recorded based upon volumetric data from the Partnership’s records and management’s estimates of the related commodity sales and transportation and compression fees which are, in turn, based upon applicable product prices (see “Note 2” above for further description). The Partnership had $4.1 million and $0.2 million of unbilled revenues at December 31, 2013 and 2012, respectively, which were included in accounts receivable within the Partnership’s balance sheet.

Property and Equipment

(c) Property and Equipment

Oil and Natural Gas Properties

The Company follows the successful efforts method of accounting for its oil and natural gas operations. Acquisition costs for oil and natural gas properties, costs of drilling and equipping productive wells, and costs of unsuccessful development wells are capitalized and amortized on an equivalent unit-of-production basis over the life of the remaining related oil and gas reserves. The estimated future costs of dismantlement, restoration, plugging and abandonment of oil and gas properties and related disposal are capitalized when asset retirement obligations are incurred and amortized as part of depreciation, depletion and amortization expense (see “Depreciation, Depletion and Amortization” below).

Costs incurred to acquire producing and non-producing leaseholds are capitalized. All unproved leasehold acquisition costs are initially capitalized, including the cost of leasing agents, title work and due diligence. If the Company acquires leases in a prospective area, these costs are capitalized as unproved leasehold costs. If no leases are acquired by the Company with respect to the initial costs incurred or the Company discontinues leasing in a prospective area, the costs are charged to exploration expense. Unproved leasehold costs that are determined to have proved oil and gas reserves are transferred to proved leasehold costs.

Upon the sale or retirement of a complete field of a proved property, the cost is eliminated from the property accounts, and the resultant gain or loss is reclassified to the Company’s condensed consolidated statements of operations. Upon the sale of an individual well, the proceeds are credited to accumulated depreciation and depletion within the Company’s condensed consolidated balance sheets. Upon sale of an entire interest in an unproved property where the property had been assessed for impairment individually, a gain or loss is recognized in the Company’s condensed consolidated statements of operations. If a partial interest in an unproved property is sold, any funds received are accounted for as a reduction of the cost in the interest retained.

A summary of property and equipment including oil and natural gas properties is as follows (in thousands):

	September 30, 2014	December 31, 2013
Oil and natural gas properties:
Unproved	$1,169,813	$926,812
Proved	461,768	97,528

Gross oil and natural gas properties	1,631,581	1,024,340
Less accumulated depreciation, depletion and amortization	(64,614)	(8,596)

Oil and natural gas properties, net	1,566,967	1,015,744
Other property and equipment	7,734	2,392
Less accumulated depreciation	(605)	(52)

Other property and equipment, net	7,129	2,340

Property and equipment, net	$1,574,096	$1,018,084

Exploration expenses, including geological and geophysical expenses and delay rentals for unevaluated oil and gas properties are charged to expense as incurred. Exploratory drilling costs are initially capitalized as unproved property, not subject to depletion, but charged to expense if and when the well is determined not to have found proved oil and gas reserves.

Other Property and Equipment

Other property and equipment include land, buildings, leasehold improvements, vehicles, computer equipment and software, telecommunications equipment, and furniture and fixtures. These items are recorded at cost, or fair value if acquired through a business acquisition.

(c) Property and Equipment

Oil and Natural Gas Properties

The Partnership follows the successful efforts method of accounting for its oil and natural gas operations. Acquisition costs for oil and natural gas properties, costs of drilling and equipping productive wells, and costs of unsuccessful development wells are capitalized and amortized on an equivalent unit-of-production basis over the life of the remaining related oil and gas reserves. The estimated future costs of dismantlement, restoration, plugging and abandonment of oil and gas properties and related facilities disposal are capitalized when asset retirement obligations are incurred and amortized as part of depreciation, depletion and amortization expense (see “Depreciation, depletion and amortization (DD&A)” section below).

Costs incurred to acquire producing and non-producing leaseholds are capitalized. All unproved leasehold acquisition costs are initially capitalized, including the cost of leasing agents, title work and due diligence. If the Partnership acquires leases in a prospective area, these costs are capitalized as unproved leasehold costs. If no leases are acquired by the Partnership with respect to the initial costs incurred or the Partnership discontinues leasing in a prospective area, the costs are charged to exploration expense. These costs are reviewed regularly and a final determination for unproved leasehold costs is made within one year of the costs being incurred. Unproved leasehold costs that are determined to have proved oil and gas reserves are transferred to producing leasehold costs.

Upon the sale or retirement of a complete field of a proved property, the cost is eliminated from the property accounts, and the resultant gain or loss is reclassified to the Partnership’s consolidated statements of operations. Upon the sale of an individual well, the proceeds are credited to accumulated depreciation and depletion within the Partnership’s consolidated balance sheets. Upon sale of an entire interest in an unproved property where the property had been assessed for impairment individually, a gain or loss is recognized in the Partnership’s consolidated statements of operations. If a partial interest in an unproved property is sold, any funds received are accounted for as a reduction of the cost in the interest retained.

A summary of property and equipment including oil and natural gas properties is as follows (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties:
Proved	$97,528	$6,986
Unproved	926,812	99,671
Gross oil and natural gas properties	1,024,340	106,657
Less accumulated depreciation, depletion and amortization	(8,596)	(404)
Oil and natural gas properties, net	1,015,744	106,253
Other property and equipment	2,392	—
Less accumulated depreciation	(52)	—
Other property and equipment, net	2,340	—
Property and equipment, net	$1,018,084	$106,253

Exploration expenses, including geological and geophysical expenses and delay rentals for unevaluated oil and gas properties are charged to expense as incurred. Exploratory drilling costs are initially capitalized as unproved property, not subject to depletion, but charged to expense if and when the well is determined not to have found proved oil and gas reserves. Exploratory drilling costs are evaluated and a determination of classification is made within one-year from the completion of drilling. As of December 31, 2013 and 2012, there were no costs capitalized in connection with exploratory wells in progress.

Other Property and Equipment

Other property and equipment include land, buildings, vehicles, computer equipment and software, telecommunications equipment, and furniture and fixtures. These items are recorded at cost, or fair value if acquired through a business acquisition. The Partnership had no other property and equipment prior to the acquisition of Oxford on June 26, 2013 (see “Note 4” below).

Revenue Recognition

(d) Revenue Recognition

Oil and natural gas sales revenue is recognized when produced quantities of oil and natural gas are delivered to a custody transfer point such as a pipeline, processing facility or a tank lifting has occurred, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sales is reasonably assured and the sales price is fixed or determinable. Revenues from the sales of natural gas, crude oil or NGLs in which the Company has an interest with other producers are recognized using the sales method on the basis of the Company’s net revenue interest. The Company had no material imbalances as of September 30, 2014 and December 31, 2013.

In accordance with the terms of joint operating agreements, from time to time, the Company may be paid monthly fees for operating or drilling wells for outside owners. The fees are meant to recoup some of the operator’s general and administrative costs in connection with well and drilling operations and are accounted for as credits to general and administrative expense.

(d) Revenue Recognition

Oil and natural gas sales revenue is recognized when produced quantities of oil and natural gas are delivered to a custody transfer point such as a pipeline, processing facility or a tank lifting has occurred, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sales is reasonably assured and the sales price is fixed or determinable. Revenues from the sales of natural gas, crude oil or natural gas liquids in which the Partnership has an interest with other producers are recognized using the sales method on the basis of the Partnership’s net revenue interest. The Partnership has no material imbalances as of December 31, 2013 and 2012.

In accordance with the terms of joint operating agreements, from time to time, the Partnership may be paid monthly fees for operating or drilling wells for outside owners. The fees are meant to recoup some of the operator’s general and administrative costs in connection with well and drilling operations and are accounted for as credits to general and administrative expense.

Major Customers

(e) Major Customers

The Company sells production volumes to various purchasers. There were two customers that accounted for 10% or more of the total natural gas, NGLs and oil sales for the three and nine months ended September 30, 2014. There were four customers that accounted for 10% or more of the total natural gas, NGLs and oil sales for the three and nine months ended September 30, 2013. Management believes that the loss of any one customer would not have an adverse effect on the Company’s ability to sell natural gas, NGLs and oil production. The following table sets forth the Company’s major customers and associated percentage of revenue for the periods indicated:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Purchaser
Antero Resources Corporation	48%	19%	57%	26%
ARM Energy Management	26%	—	20%	—
Condevco	4%	28%	5%	26%
Dominion East Ohio	3%	19%	4%	17%
Ergon	2%	14%	2%	12%

Total	83%	80%	88%	81%

Management believes that there are potential alternative purchasers and that it may be necessary to establish relationships with new purchasers. However, there can be no assurance that the Company can establish such relationships or that those relationships will result in an increased number of purchasers. Although the Company is exposed to a concentration of credit risk, management believes that all of the Company’s purchasers are credit worthy.

(e) Major Customers

The Partnership sells production volumes to various purchasers. For the years ended December 31, 2013 and 2012, there were four customers and one customer, respectively, that accounted for 10% or more of total natural gas, natural gas liquids (NGLs) and oil sales. Management believes that the loss of any one customer would not have an adverse effect on the Partnership’s ability to sell natural gas, NGLs and oil production. The following table sets forth the Partnership’s major customers and associated percentage of revenue for the periods indicated:

	For the Years Ended December 31,
	2013	2012
Purchaser
Antero Resources Corporation	38%	100%
Devco Oil Inc.	24%	—%
Dominion Resources Inc.	13%	—%
Ergon Inc.	12%	—%
Total	87%	100%

Management believes that there are potential alternative purchasers and that it may be necessary to establish relationships with new purchasers. However, there can be no assurance that the Partnership can establish such relationships or that those relationships will result in an increased number of purchasers. Although the Partnership is exposed to a concentration of credit risk, management believes that all of the Partnership’s purchasers are credit worthy.

Concentration of Credit Risk

(f) Concentration of Credit Risk

The following table summarizes concentration of receivables, net of allowances, by product or service as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30, 2014	December 31, 2013
Receivables by product or service:
Sale of oil and natural gas and related products and services	$23,925	$4,092
Joint interest owners	22,661	4,586
Miscellaneous other	440	—

Total	$47,026	$8,678

Oil and natural gas customers include pipelines, distribution companies, producers, gas marketers and industrial users primarily located in the State of Ohio. As a general policy, collateral is not required for receivables, but customers’ financial condition and credit worthiness are evaluated regularly.

By using derivative instruments that are not traded on an exchange to hedge exposures to changes in commodity prices, the Company exposes itself to the credit risk of counterparties. Credit risk is the potential failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty is expected to owe the Company, which creates credit risk. To minimize the credit risk in derivative instruments, it is the Company’s policy to enter into derivative contracts only with counterparties that are creditworthy financial institutions deemed by management as competent and competitive market-makers. Additionally, the Company uses master netting agreements to minimize credit-risk exposure. The creditworthiness of the Company’s counterparties is subject to periodic review. The fair value of the Company’s commodity derivative contracts is a net asset position of $2.3 million at September 30, 2014. Other than as provided by the revolving credit facility, the Company is not required to provide credit support or collateral to any of its counterparties under the Company’s contracts, nor are they required to provide credit support to the Company. As of September 30, 2014, the Company did not have past-due receivables from or payables to any of the counterparties.

(f) Concentration of Credit Risk

The following table summarizes concentration of receivables, net of allowances, by product or service as of December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Receivables by product or service:
Sale of oil and natural gas and related products and services	$4,092	$149
Joint interest owners	4,586	23
Total	$8,678	$172

Oil and natural gas customers include pipelines, distributions companies, producers, gas marketers and industrial users primarily located in the Utica Shale. As a general policy, collateral is not required for receivables, but customers’ financial condition and credit worthiness are evaluated regularly.

Accumulated Other Comprehensive Income (Loss)

(g) Accumulated Other Comprehensive Income (Loss)

Comprehensive loss includes net loss and all other changes in the equity of a business during a period from transactions and other events and circumstances from non-owner sources that, under U.S. GAAP, have not been recognized in the calculation of net loss. These changes, other than net loss, are referred to as “other comprehensive loss” and for the Company they include a pension benefit plan that requires the Company to (i) recognize the overfunded or underfunded status of a defined benefit retirement plan as an asset or liability in its balance sheet and (ii) recognize changes in that funded status in the year in which the changes occur through other comprehensive loss. The Company’s pension plan was underfunded by $0.7 million and $1.5 million at September 30, 2014 and December 31, 2013, respectively. Effective March 31, 2014, benefit accruals in the plan were frozen resulting in a gain on reduction of pension liability of $0.0 and $2.2 million for the three and nine months ended September 30, 2014, respectively. No such gain was recorded for the three and nine months ended September 30, 2013.

(g) Accumulated Other Comprehensive Loss

Comprehensive loss includes net loss and all other changes in the equity of a business during a period from transactions and other events and circumstances from non-owner sources that, under GAAP, have not been recognized in the calculation of net loss. These changes, other than net loss, are referred to as “other comprehensive loss” and for the Partnership they include pension benefit plans that require an employer to (i) recognize the overfunded or underfunded status of a defined benefit retirement plan as an asset or liability in its balance sheet and (ii) recognize changes in that funded status in the year in which the changes occur through other comprehensive loss. The Partnership’s pension plan was under-funded by $1.5 million at December 31, 2013. The Partnership did not have a pension plan prior to the acquisition of Oxford on June 26, 2013 (see “Note 4” below).

Depreciation, Depletion and Amortization

(h) Depreciation, Depletion and Amortization

Oil and Natural Gas Properties

Depreciation, depletion, and amortization (“DD&A”) of capitalized costs of proved oil and natural gas properties is computed using the unit-of-production method on a unit level basis using total estimated proved reserves. The reserve base used to calculate DD&A for leasehold acquisition costs and the cost to acquire proved properties is the sum of proved developed reserves and proved undeveloped reserves. The reserve base used to calculate DD&A for drilling, completion and well equipment costs, which include development costs and successful exploration drilling costs, includes only proved developed reserves. DD&A expense relating to proved oil and natural gas properties for the three months ended September 30, 2014 and 2013 totaled approximately $29.6 million and $2.2 million, respectively, and for the nine months ended September 30, 2014 and 2013 totaled approximately $51.4 million and $3.2 million, respectively.

Other Property and Equipment

Depreciation with respect to other property and equipment is calculated using straight-line methods based on expected lives of the individual assets or groups of assets ranging from 5 to 40 years. Depreciation for the three months ended September 30, 2014 and 2013 totaled approximately $0.4 million and $0.2, respectively; and for the nine months ended September 30, 2014 and 2013 totaled approximately $0.6 million and $0.2, respectively. This amount is included in DD&A expense in the condensed consolidated statements of operations.

(h) Depreciation, depletion and amortization (DD&A)

Oil and Natural Gas Properties

Depreciation, depletion, and amortization (DD&A) of capitalized costs of proved oil and natural gas properties is computed using the unit-of-production method on a unit level basis using total estimated proved reserves. The reserve base used to calculate DD&A for leasehold acquisition costs and the cost to acquire proved properties is the sum of proved developed reserves and proved undeveloped reserves. The reserve base used to calculate DD&A for drilling, completion and well equipment costs, which include development costs and successful exploration drilling costs, includes only proved developed reserves. DD&A expense for the years ended December 31, 2013 and 2012 totaled approximately $5.9 million and $0.4 million, respectively.

Other Property and Equipment

Depreciation with respect to other property and equipment is calculated using straight-line methods based on expected lives of the individual assets or groups of assets ranging from 5 to 40 years. Depreciation for the years ended December 31, 2013 totaled approximately $0.3 million. This amount is included in depreciation, depletion, and amortization expense in the statement of operations.

Impairment of Long-Lived Assets

(i) Impairment of Long-Lived Assets

The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined that an asset’s estimated future cash flows will not be sufficient to recover its carrying amount, an impairment charge will be recorded to reduce the carrying amount for that asset to its estimated fair value if such carrying amount exceeds the fair value.

The review of the Company’s oil and gas properties is done by determining if the historical cost of proved properties less the applicable accumulated DD&A and abandonment is less than the estimated expected undiscounted future cash flows. The expected future cash flows are estimated based on the Company’s plans to continue to produce and develop proved reserves. Expected future cash flow from the sale of production of reserves is calculated based on estimated future prices. The Company estimates prices based upon current contracts in place, adjusted for basis differentials and market-related information, including published futures prices. The estimated future level of production is based on assumptions surrounding future prices and costs, field decline rates, market demand and supply and the economic and regulatory climates. If the carrying value exceeds the expected future cash flows, an impairment loss is recognized for the difference between the estimated fair market value (as determined by discounted future cash flows) and the carrying value of the assets. The Company recognized impairment expenses relating to proved properties of $4.6 million for the three months and nine months ended September 30, 2014. There were no impairments of proved properties for the three and nine months ended September 30, 2013.

The determination of oil and natural gas reserve estimates is a subjective process, and the accuracy of any reserve estimate depends on the quality of available data and the application of engineering and geological interpretation and judgment. Estimates of economically recoverable reserves and future net cash flows depend on a number of variable factors and assumptions that are difficult to predict and may vary considerably from actual results.

Unproved properties are reviewed annually for impairment or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment charge is recorded if conditions indicate the Company will not explore the acreage prior to expiration of the applicable leases. The Company recorded $0.5 million and $4.2 million to impairment of unproved oil and gas properties related to lease expirations for the three and nine months ended September 30, 2014, respectively. These costs are included in exploration expense in the condensed consolidated statements of operations. No such impairments were recorded for the three and nine months ended September 30, 2013.

(i) Impairment of Long-Lived Assets

The Partnership reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined that an asset’s estimated future cash flows will not be sufficient to recover its carrying amount, an impairment charge will be recorded to reduce the carrying amount for that asset to its estimated fair value if such carrying amount exceeds the fair value.

The review of the Partnership’s oil and gas properties is done on a unit level basis by determining if the historical cost of proved properties less the applicable accumulated depletion, depreciation and amortization and abandonment is less than the estimated expected undiscounted future cash flows. The expected future cash flows are estimated based on the Partnership’s plans to continue to produce and develop proved reserves. Expected future cash flow from the sale of production of reserves is calculated based on estimated future prices. The Partnership estimates prices based upon current contracts in place, adjusted for basis differentials and market related information including published futures prices. The estimated future level of production is based on assumptions surrounding future prices and costs, field decline rates, market demand and supply and the economic and regulatory climates. If the carrying value exceeds the expected future cash flows, an impairment loss is recognized for the difference between the estimated fair market value (as determined by discounted future cash flows) and the carrying value of the assets.

The determination of oil and natural gas reserve estimates is a subjective process, and the accuracy of any reserve estimate depends on the quality of available data and the application of engineering and geological interpretation and judgment. Estimates of economically recoverable reserves and future net cash flows depend on a number of variable factors and assumptions that are difficult to predict and may vary considerably from actual results.

Unproved properties are reviewed annually for impairment or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment charge is recorded if conditions indicate the Partnership will not explore the acreage prior to expiration of the applicable leases. There was no impairment of unproved oil and gas properties for the year ended December 31, 2013. The Partnership recognized an $0.8 million impairment of unproved oil and natural gas properties during the year ended December 31, 2012.

Proved properties are reviewed annually for impairment or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. During the year ended December 31, 2013, the Partnership recognized an impairment charge related to a well drilled and completed in 2012 in the amount of $2.1 million. There were no impairments of proved oil and gas properties recorded by the Partnership for the year ended December 31, 2012.

The aforementioned impairment charges represented a significant Level 3 measurement in the fair value hierarchy. The primary input used was the Partnership’s forecasted discounted net cash flows.

Income Taxes

(j) Income Taxes

Upon the closing of the Corporate Reorganization, the Company owned 100% of Eclipse I, Eclipse Resources-Ohio, LLC and Eclipse Operating. Eclipse I was a limited partnership not subject to federal income taxes before the Corporate Reorganization. However, in connection with the closing of the Corporate Reorganization, the Company became a corporation subject to federal and state income tax and, as such, the Company’s future income taxes will be dependent upon its future taxable income. The change in tax status requires the recognition of a deferred tax asset or liability for the initial temporary differences at the time of the change in status. The resulting net deferred tax liability of approximately $94.4 million was recorded as income tax expense at the date of the completion of the Corporate Reorganization.

The FASB’s Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized upon the adoption of the uncertain tax position guidance and in subsequent periods. This interpretation also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes fines and penalties as income tax expense.

(j) Income Taxes

The Partnership is a limited partnership and is not subject to U.S. federal and most state income taxes. The partners of the Partnership are liable for any income taxes in regards to their distributive share of the Partnership’s taxable income. This taxable income may vary substantially from net income reported in the accompanying financial statements due to differences in accounting between U.S. income tax law and U.S. GAAP.

The FASB’s Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized upon the adoption of the uncertain tax position guidance and in subsequent periods. This interpretation also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Given the above discussion and the Partnership’s historical pass through status, the Partnership has determined that no federal or state income tax liability for uncertain tax positions is required to be recorded for the years presented in the accompanying financial statements.

Fair Value of Financial Instruments

(k) Fair Value of Financial Instruments

The Company has established a hierarchy to measure its financial instruments at fair value which requires it to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market date for substantially the entire contractual term of the asset or liability.

Level 3—Unobservable inputs that reflect the entity’s own assumptions about the assumption market participants would use in the pricing of the asset or liability and are consequently not based on market activity but rather through particular valuation techniques.

Valuation techniques that maximize the use of observable inputs are favored. Assets and liabilities are classified in their entirety based on the lowest priority level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

(k) Fair Value of Financial Instruments

The Partnership has established a hierarchy to measure its financial instruments at fair value which requires it to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market date for substantially the entire contractual term of the asset or liability.

Level 3—Unobservable inputs that reflect the entity’s own assumptions about the assumption market participants would use in the pricing of the asset or liability and are consequently not based on market activity but rather through particular valuation techniques.

The estimated fair values of the Partnership’s financial instruments closely approximate the carrying amounts due, including long-term debt, based on their recent issuance by the Company.

The fair value assumptions used to determine the inception value of AROs is a level 3 input within the hierarchy.

Derivative Financial Instruments

(l) Derivative Financial Instruments

The Company uses derivative financial instruments to reduce exposure to fluctuations in the prices of the energy commodities it sells.

Derivatives are recorded at fair value and are included on the condensed consolidated balance sheets as current and noncurrent assets and liabilities. Derivatives are classified as current or noncurrent based on the contractual expiration date. Derivatives with expiration dates within the next 12 months are classified as current. The Company netted the fair value of derivatives by counterparty in the accompanying condensed consolidated balance sheets where the right to offset exists. The Company’s derivative instruments were not designated as hedges for accounting purposes for any of the periods presented. Accordingly, the changes in fair value are recognized in the condensed consolidated statements of operations in the period of change. Gains and losses on derivatives are included in cash flows from operating activities. Premiums for options are included in cash flows from operating activities.

Asset Retirement Obligation

(m) Asset Retirement Obligation

The Company recognizes a legal liability for its asset retirement obligations (“ARO”) in accordance with Topic ASC 410, “Asset Retirement and Environmental Obligations,” associated with the retirement of a tangible long-lived asset, in the period in which it is incurred or becomes determinable, with an associated increase in the carrying amount of the related long-lived asset. The cost of the tangible asset, including the initially recognized asset retirement cost, is depreciated over the useful life of the asset and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The Company measures the fair value of its ARO using expected future cash outflows for abandonment discounted back to the date that the abandonment obligation was measured using an estimated credit adjusted rate, which was 8.96% for the nine months ended September 30, 2014.

Estimating the future ARO requires management to make estimates and judgments based on historical estimates regarding timing and existence of a liability, as well as what constitutes adequate restoration, inherent in the fair value calculation are numerous assumptions and judgments including the ultimate costs, inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the related asset.

The following table sets forth the changes in the Company’s ARO liability for the period indicated (in thousands):

Nine Months Ended September 30, 2014
Asset retirement obligations, beginning of period	$9,055
Additional liabilities incurred	420
Accretion	575

Asset retirement obligations, end of period	$10,050

The inputs used to determine such fair value are primarily based upon costs incurred historically for similar work, as well as estimates from independent third parties for costs that would be incurred to restore leased property to the contractually stipulated condition. Additions to ARO represent a significant nonrecurring Level 3 measurement.

(l) Asset Retirement Obligation

The Partnership recognizes a legal liability for its asset retirement obligations (“ARO”) in accordance with Topic ASC 410, “Asset Retirement and Environmental Obligations,” associated with the retirement of a tangible long-lived asset, in the period in which it is incurred or becomes determinable, with an associated increase in the carrying amount of the related long-lived asset. The cost of the tangible asset, including the initially recognized asset retirement cost, is depreciated over the useful life of the asset and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The Partnership measures the fair value of its ARO using expected future cash outflows for abandonment discounted back to the date that the abandonment obligation was measured using an estimated credit adjusted rate, which was 8.96% for years ended December 31, 2013 and December 31, 2012.

Estimating the future ARO requires management to make estimates and judgments based on historical estimates regarding timing and existence of a liability, as well as what constitutes adequate restoration. Inherent in the fair value calculation are numerous assumptions and judgments including the ultimate costs, inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the related asset.

The following table sets forth the changes in the Partnership’s ARO liability for the periods indicated (in thousands):

	Year Ended December 31,
	2013	2012
Asset retirement obligations, beginning of year	$13	$—
Additional liabilities incurred	300	13
Assumption of Oxford asset retirement obligations	8,378	—
Accretion	364	—
Asset retirement obligations, end of year	$9,055	$13

The inputs used to determine such fair value are primarily based upon costs incurred historically for similar work, as well as estimates from independent third parties for costs that would be incurred to restore leased property to the contractually stipulated condition. Additions to ARO represent a significant nonrecurring Level 3 measurement.

Lease Obligations

(n) Lease Obligations

The Company leases office space under operating leases that expire between the years 2015—2018. The lease terms begin on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The Company does not assume renewals in its determination of the lease terms unless the renewals are deemed to be reasonably assured at lease inception.

(m) Lease Obligations

The Partnership leases office space under an operating lease that expires in 2018. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The Partnership does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease inception.

Off-Balance Sheet Arrangements	(o) Off-Balance Sheet Arrangements The Company does not have any off-balance sheet arrangements.	(n) Off-Balance Sheet Arrangements The Partnership does not have any off-balance sheet arrangements.
Segment Reporting

(p) Segment Reporting

The Company operates in one industry segment: the oil and natural gas exploration and production industry in the United States. All of its operations are conducted in one geographic area of the United States. All revenues are derived from customers located in the United States.

(o) Segment Reporting

The Partnership operates in one industry segment: the oil and natural gas exploration and production industry in the United States. All of its operations are conducted in one geographic area of the United States. All revenues are derived from customers located in the United States.

Debt Issuance Costs

(q) Debt Issuance Costs

The expenditures related to issuing debt are capitalized and included in other assets in the accompanying balance sheets. These costs are amortized over the expected life of the related instruments using the effective interest rate method. When debt is retired before maturity or modifications significantly change the cash flows, related unamortized costs are expensed.

(p) Debt Issuance Costs

The expenditures related to issuing debt are capitalized and included in other assets in the accompanying balance sheets. These costs are amortized over the expected life of the related instruments using the effective interest rate method. When debt is retired before maturity or modifications significantly change the cash flows, related unamortized costs are expensed.

Recent Accounting Pronouncements

(r) Recent Accounting Pronouncements

The FASB issued ASU 2013-11, “Income Taxes (Topic 740)—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” in December 2013. These amendments provide that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, then the unrecognized tax benefit should be presented as a liability. These requirements were effective for annual reporting periods beginning after December 15, 2013, including interim periods within that reporting period. The adoption of this ASU did not impact the Company’s financial position, results of operations or liquidity.

The FASB issued ASU 2014-06, “Technical Corrections and Improvements Related to Glossary Terms”. These amendments relate to glossary terms and cover a wide range of Topics in the Codification. These amendments are presented in four sections: (1) Deletion of Master Glossary Terms arising because of terms that were carried forward from source literature to the Codification but were not utilized in the Codification; (2) Addition of Master Glossary Term Links arising from Master Glossary terms whose links did not carry forward to the Codification; (3) Duplicate Master Glossary Terms arising from Master Glossary terms that appear multiple times in the Master Glossary with similar, but not identical, definitions; and (4) Other Technical Corrections Related to Glossary Terms arising from miscellaneous changes to update Master Glossary terms. These requirements were effective upon issuance. The adoption of this ASU did not impact the Company’s financial position, results of operations or liquidity.

The FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606) (“Update 2014-09”)”, which supersedes the revenue recognition requirements (and some cost guidance) in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the industry topics of the Accounting Standards Codification. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (for example, assets within the scope of Topic 360, Property, Plant and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in Update 2014-09. Topic 606 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this, an entity should identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies the performance obligations. These requirements are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is evaluating the impact of the adoption on its financial position, results of operations and related disclosures.

In June 2014, the FASB issued ASU 2014-12, Compensation—Stock Compensation (Topic 718) (“Update 2014-12”). The amendments in Update 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in Update 2014-12 are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. Entities may apply the amendments in Update 2014-12 either (a) prospectively to all awards granted or modified after the effective date, or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company will adopt the requirements of Update 2014-12 upon its effective date of January 1, 2016, and is evaluating the impact of the adoption on its financial position, results of operations and related disclosures.

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360)”: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The objective of the amendments in this update is to change the criteria for reporting discontinued operations and enhance convergence of the FASB’s and the International Accounting Standard Board’s (IASB) reporting requirements for discontinued operations. The amendments in this update change the requirements for reporting discontinued operations in Subtopic 205-20. A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The amendments in this update require an entity to present, for each comparative period, the assets and liabilities of a disposal group that includes a discontinued operation separately in the asset and liability sections, respectively, of the statement of financial position. The amendments in this update also require additional disclosures about discontinued operations. Public business entities must apply the amendments in this update prospectively to both of the following: (1) All disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years; (2) All businesses or nonprofit activities that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company is evaluating the impact of the adoption on its financial position, results of operations and related disclosures.

(q) Recent Accounting Pronouncements

The FASB issued Accounting Standard Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities” in December 2011, and issued ASU 2013-01, “Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities” in January 2013. These ASUs create new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements and securities lending transactions. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. These ASUs are effective retrospectively for annual reporting periods beginning on or after January 1, 2013. The adoption of these ASUs did not impact the Partnership’s financial position, results of operations or liquidity.

The FASB issued ASU 2013-02, “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” in February 2013. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. These amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional details about those amounts. The adoption of this ASU did not impact the Partnership’s financial position, results of operations or liquidity.